Lease	12 Months Ended
Dec. 31, 2019
Lease
Lease

17. Lease

Operating leases

The Group’s leases consist of operating leases for corporate offices, data centers, and other facilities. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group choose to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2019, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2019, the operating leases that have not yet commenced is immaterial. The arrangements of remaining lease terms are one year to ten years.

Total operating lease expenses for the year ended December 31, 2019 was US$2,692,632, and was recorded in occupancy, depreciation and amortization on the consolidated statements of operations, including short-term lease expenses of US$378,830.

A summary of supplemental information related to operating leases as of December 31, 2019 is as follows:

	For the year ended
	December 31, 2019
	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	2,389,515
Non-cash right-of-use assets in exchange for new lease obligations:
Operating leases	5,050,642
Weighted average remaining lease term:
Operating leases	4	years
Weighted average discount rate:
Operating leases	6.0%

The following is a maturity analysis of the annual undiscounted cash flows for the years ended December 31:

As of December 31, 2019
US$
Years ending December 31:
2020	2,672,568
2021	1,380,725
2022	867,840
2023	578,422
2024	488,389
2025 and after	561,804
Total undiscounted operating lease payments	6,549,748
Less: imputed interest	708,090
Present value of operating lease liabilities	5,841,658

Future minimum payments under non-cancelable operating leases in accordance with ASC Topic 840 consisted of the following at December 31, 2018:

As of December 31, 2018
US$
Years ending December 31:
2019	1,799,942
2020	1,155,540
2021 and after	91,249
Total	3,046,731

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain contingent rents.